SHARE CAPITAL (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Dec. 28, 2017 CNY (¥)	Aug. 08, 2017 CNY (¥)	Nov. 30, 2017 CNY (¥)	Sep. 30, 2017	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 04, 2017 CNY (¥) item	Aug. 07, 2017	Jul. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥) ¥ / shares shares
SHARE CAPITAL
At January 1,						¥ 55,786,808	¥ 51,988,916
Business combinations under common control						416,353
Capital injection from non-controlling shareholders						12,717,761	1,838,540	¥ 261,000
Acquisition of non-controlling interests						(1,413,289)
At December 31,					$ 10,069,299	65,513,879	55,786,808	51,988,916
Number of ordinary shares, authorized | shares									14,903,798,236	14,903,798,236				14,903,798,236
Par value per share | ¥ / shares										¥ 1.00				¥ 1.00
Non-controlling interests									$ 4,001,572	¥ 26,035,429				¥ 17,618,510
Qingdao Light Metal
SHARE CAPITAL
Equity interest acquired (as a percent)									100.00%	100.00%
Increase (decrease) in share premium						¥ (162,000)
Shanxi Aluminum Sewage Treatment Plant
SHARE CAPITAL
Equity interest acquired (as a percent)									100.00%	100.00%
Increase (decrease) in share premium	¥ (50,000)
Xinghua Technology
SHARE CAPITAL
Increase (decrease) in share premium			¥ (31,000)
Ownership interest in subsidiary (in percent)					33.00%	33.00%
Xinjiang Aluminum | Jiaozuo Wanfang
SHARE CAPITAL
Capital contribution to investment													¥ 27,000
carrying amount assets allocated to investors													4,000
Share premium													¥ 23,000
Ningxia Yike Solar Energy Power
SHARE CAPITAL
Non-controlling interests held by Beijing Yike (as a percent)				29.06%
Ownership interest in subsidiary (in percent)				70.94%
Share capital
SHARE CAPITAL
At January 1,						¥ 14,903,798	14,903,798
At December 31,						14,903,798	14,903,798	14,903,798
Share premium
SHARE CAPITAL
At January 1,						17,913,827	20,747,839
Business combinations under common control						(242,564)	(3,010,627)
Capital injection from non-controlling shareholders						1,887,824	176,615
Acquisition of non-controlling interests						(980,725)
Disposal of equity interest in subsidiaries without loss of control						38,189
At December 31,						¥ 18,616,551	¥ 17,913,827	¥ 20,747,839
A shares
SHARE CAPITAL
Balance at January 1 (in shares) | shares					10,959,832,000	10,959,832,000	10,959,832,000
Balance at December 31 (in shares) | shares					10,959,832,000	10,959,832,000	10,959,832,000	10,959,832,000
Number of ordinary shares, outstanding | shares					10,959,832,000	10,959,832,000	10,959,832,000	10,959,832,000	10,959,832,000	10,959,832,000				10,959,832,000
H Shares
SHARE CAPITAL
Balance at January 1 (in shares) | shares					3,943,966,000	3,943,966,000	3,943,966,000
Balance at December 31 (in shares) | shares					3,943,966,000	3,943,966,000	3,943,966,000	3,943,966,000
Number of ordinary shares, outstanding | shares					3,943,966,000	3,943,966,000	3,943,966,000	3,943,966,000	3,943,966,000	3,943,966,000				3,943,966,000
Investment Agreement and Debt to Equity Swap Agreement | The Investors
SHARE CAPITAL
Number of Investors | item											8
Investment Agreement and Debt to Equity Swap Agreement | Target Companies
SHARE CAPITAL
Capital contribution to investment											¥ 12,600,000
carrying amount assets allocated to investors											10,736,000
Share premium											¥ 1,864,000
Reorganisation Agreement | Shanxi New Material
SHARE CAPITAL
Equity interest acquired (as a percent)		85.98%										60.00%
Increase (decrease) in share premium		¥ 45,000
Non-controlling interests		¥ (45,000)
Reorganisation Agreement | Shanxi New Material | Zhangze Electric Power
SHARE CAPITAL
Equity interest acquired (as a percent)		14.02%